Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

Management has evaluated subsequent events through the date of issuance of the financial statements and does not believe any such events warrant recording or disclosure in these financial statements.